Performance Management	Aug. 03, 2026
CYBER HORNET S&P 500(R) and Bitcoin 75/25 Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows the Fund’s performance for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available at www.cyberhornets.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the best performance for a quarter was 20.56% (for the quarter ended March 31, 2024) and the worst performance was -6.90% (for the quarter ended March 31, 2025). As of June 30, 2026, the calendar year-to-date return was -1.84%.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.84%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	best performance for a quarter
Highest Quarterly Return	20.56%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Return as of December 31, 2025
Performance Table Market Index Changed	Effective January 28, 2026, the Fund changed its benchmark index from the S&P 500 and S&P Bitcoin Futures 75/25 Blend Index to the S&P 500 and S&P Bitcoin 75/25 Blend Index in connection with a change in its investment objective and investment strategy.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides a tax deduction that may benefit the investor.
Performance [Table]
Average Annual Total Return as of December 31, 2025
	1 Year	Since Inception (December 27, 2023)
CYBER HORNET S&P 500® AND BITCOIN 75/25 STRATEGY ETF
Return Before Taxes	9.57%	23.16%
Return After Taxes on Distributions	9.51%	21.46%
Return After Taxes on Distributions and Sale of Fund Shares	5.70%	17.28%
S&P 500 and S&P Bitcoin 75/25 Blend Index* (reflects no deduction for fees, expenses, or taxes)	12.47%	28.23%
S&P 500 and S&P Bitcoin Futures 75/25 Blend Index* (reflects no deduction for fees, expenses or taxes)	11.44%	26.59%

*	Effective January 28, 2026, the Fund changed its benchmark index from the S&P 500 and S&P Bitcoin Futures 75/25 Blend Index to the S&P 500 and S&P Bitcoin 75/25 Blend Index in connection with a change in its investment objective and investment strategy.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides a tax deduction that may benefit the investor.

Performance Availability Website Address [Text]	www.cyberhornets.com
CYBER HORNET S&P 500(R) and Solana 75/25 Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund commenced operations on January 30, 2026 and, therefore, does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.cyberhornets.com.

Performance Information Illustrates Variability of Returns [Text]	Once it has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 30, 2026 and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.cyberhornets.com
CYBER HORNET S&P 500(R) and Ethereum 75/25 Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund commenced operations on January 30, 2026 and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.cyberhornets.com.

Performance Information Illustrates Variability of Returns [Text]	Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 30, 2026 and does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.cyberhornets.com
CYBER HORNET S&P 500(R) and XRP 75/25 Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund commenced operations on January 30, 2026 and, therefore, does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Updated performance information is available at www.cyberhornets.com.

Performance Information Illustrates Variability of Returns [Text]	Once it has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 30, 2026 and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.cyberhornets.com
CYBER HORNET S&P 500(R) and Crypto Top 10 Strategy ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The Fund is new and does not have a performance history for a full calendar year. Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance. Updated performance information is available at www.cyberhornets.com.

Performance Information Illustrates Variability of Returns [Text]	Once it has completed a full calendar year of operations, a bar chart and table will be included to indicate the risks of investing in the Fund by showing the variability of its returns and comparing its performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund is new and does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	www.cyberhornets.com